Schedule of Investments
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–159.68%(a)
Alabama–1.60%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 245	$ 206,306
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	1,260	1,349,422
Black Belt Energy Gas District (The) (No. 8); Series 2022 A, RB(c)	4.00%	12/01/2029	1,445	1,399,459
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $2,200,715)(d)(e)	5.50%	01/01/2043	2,525	1,515,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,360	1,366,527
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(c)	4.00%	12/01/2031	1,520	1,491,830
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	1,430	1,525,044
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	835	740,012
				9,593,600
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	425	372,101
Arizona–2.38%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	1,066	974,915
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(f)	5.00%	07/01/2039	1,215	1,130,718
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(f)	5.00%	12/15/2040	255	246,328
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,170	1,118,060
Series 2017, Ref. RB	5.00%	11/15/2045	905	731,211
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(g)	4.00%	07/01/2045	1,750	1,702,584
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2054	230	199,493
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	510	519,860
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(f)	5.00%	06/15/2052	365	323,287
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.38%	07/01/2052	1,215	1,106,409
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,070	746,911
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	785	819,454
Series 2007, RB	5.00%	12/01/2037	3,520	3,579,461
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	1,000	1,016,006
				14,214,697
Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	630	631,276
California–17.96%
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(c)(h)(i)	5.00%	04/01/2027	2,550	2,764,826
Series 2017, Ref. RB	4.00%	04/01/2038	2,200	2,216,168
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(j)	0.00%	08/01/2028	1,250	1,059,625
California (State of);
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,500	2,511,063
Series 2020, GO Bonds (INS - BAM)(g)	3.00%	11/01/2050	2,375	1,839,908
Series 2022, Ref. GO Bonds	4.00%	04/01/2042	3,275	3,297,655
Series 2023, GO Bonds	5.00%	10/01/2045	1,500	1,681,953
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(f)	5.00%	04/01/2049	855	706,504
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(j)	0.00%	06/01/2055	11,260	1,019,307
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	$ 300	$ 293,199
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	55	55,327
Series 2020 B-2, Ref. RB(j)	0.00%	06/01/2055	1,700	284,116
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,265	3,869,809
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,369
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,188	4,049,137
Series 2023 1, RB	4.38%	09/20/2036	855	845,508
California (State of) Infrastructure & Economic Development Bank; Series 2020, RB(c)(f)(k)	3.65%	01/31/2024	940	936,746
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(f)	5.00%	06/01/2048	195	173,370
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,365	1,412,317
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(k)	5.00%	12/31/2036	1,700	1,750,336
Series 2018 A, RB(k)	5.00%	12/31/2047	2,055	2,072,478
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(k)	4.00%	07/15/2029	1,700	1,656,819
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(f)	5.00%	08/01/2039	255	236,798
California (State of) Pollution Control Financing Authority;
Series 2012, RB(f)(k)	5.00%	07/01/2027	1,130	1,138,261
Series 2012, RB(f)(k)	5.00%	07/01/2030	1,650	1,660,644
Series 2012, RB(f)(k)	5.00%	07/01/2037	3,610	3,616,605
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(f)	5.00%	12/01/2041	1,380	1,336,536
Series 2016 A, RB(f)	5.25%	12/01/2056	1,025	963,827
California State University;
Series 2019 A, RB	5.00%	11/01/2044	2,525	2,732,523
Series 2019 A, RB(i)	5.00%	11/01/2049	2,160	2,317,724
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,355	2,270,039
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(f)	3.13%	08/01/2056	850	579,675
CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A-2, RB(f)	4.00%	09/01/2056	850	635,558
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(f)	4.00%	08/01/2056	510	374,865
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	520	513,083
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(g)(j)	0.00%	01/15/2034	4,225	2,846,737
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2023	1,400	1,400,000
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	2,245	2,337,477
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	2,755	2,868,485
Series 2021 B-2, Ref. RB(j)	0.00%	06/01/2066	2,845	289,006
Los Angeles (City of), CA Department of Airports; Series 2019 A, Ref. RB(k)	5.00%	05/15/2034	925	995,470
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(k)	5.50%	05/15/2036	1,775	2,012,393
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019 A, Ref. RB(k)	5.00%	05/15/2036	1,700	1,806,171
Los Angeles (City of), CA Departments of Water & Power; Series 2020 B, RB(i)	5.00%	07/01/2050	2,385	2,572,468
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(g)	5.00%	08/01/2050	1,260	1,341,279
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,315	2,690,340
Series 2009 B, RB	6.13%	11/01/2029	895	954,065
Series 2009 B, RB	6.50%	11/01/2039	595	691,470
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	2,055	1,864,305
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(g)	4.25%	08/01/2053	3,125	3,116,283
Pittsburg Unified School District (Election of 2018); Series 2023 D, GO Bonds (INS - AGM)(g)	4.25%	08/01/2049	3,000	3,008,414
Regents of the University of California Medical Center; Series 2022 P, RB(h)(i)	4.00%	05/15/2053	5,545	5,058,238
Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(g)	5.50%	08/01/2047	1,330	1,475,109
Series 2022 A, GO Bonds (INS - BAM)(g)	5.50%	08/01/2052	1,615	1,786,110
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	$ 2,100	$ 1,990,489
Series 2021 A, RB	5.00%	07/01/2056	2,045	2,172,058
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2016, RB(k)	5.00%	05/01/2046	5,000	5,064,041
Series 2019 E, RB(k)	5.00%	05/01/2037	680	716,438
Series 2019 E, RB(k)	5.00%	05/01/2050	2,400	2,467,099
Series 2020 A, Ref. RB(k)	4.00%	05/01/2039	475	458,892
Series 2021 A, Ref. RB(k)	5.00%	05/01/2036	620	668,146
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB(b)(c)	5.50%	09/01/2023	685	688,499
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2041	3,560	1,265,572
				107,481,732
Colorado–5.39%
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	850	762,820
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,060	941,593
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(f)	5.00%	12/01/2047	1,715	1,542,158
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	680	585,215
Series 2022, RB	6.50%	12/01/2053	600	603,173
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	760	716,874
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,750	3,860,894
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,705	1,535,864
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	600	646,005
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	670	620,896
Series 2007 A, RB	5.30%	07/01/2037	250	195,877
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	945	945,244
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	492,953
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	431,240
Denver (City & County of), CO;
Series 2018 A, RB(i)(k)	5.25%	12/01/2048	1,795	1,859,850
Series 2018 A, Ref. RB(k)	5.25%	12/01/2048	1,650	1,709,612
Series 2018 A-2, RB(j)	0.00%	08/01/2033	2,300	1,531,358
Series 2022 A, RB(k)	5.50%	11/15/2035	885	1,012,279
Series 2022 A, RB(k)	5.50%	11/15/2042	1,235	1,364,297
Series 2022 A, RB(k)	5.00%	11/15/2047	2,050	2,141,279
Series 2022 A, RB(k)	5.50%	11/15/2053	630	682,659
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	470	403,719
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2051	550	472,639
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	709,895
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	835	670,450
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	765	777,310
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	720	681,121
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	665	605,642
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	347,620
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	813,320
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	600	552,224
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,360	823,833
Series 2021 A-2, RB(l)	4.50%	12/01/2041	2,105	1,194,422
				32,234,335
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.56%
District of Columbia;
Series 2014 C, GO Bonds(i)	5.00%	06/01/2035	$ 7,050	$ 7,143,823
Series 2022 A, RB	5.00%	07/01/2047	1,700	1,861,069
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	695	662,596
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,405	3,205,338
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(k)	5.00%	10/01/2042	2,740	2,808,419
Series 2021 A, Ref. RB(k)	4.00%	10/01/2041	1,425	1,374,855
Series 2023 A, Ref. RB(k)	5.25%	10/01/2042	1,335	1,441,210
Series 2023 A, Ref. RB(k)	5.25%	10/01/2043	1,170	1,261,152
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,705	1,561,936
				21,320,398
Florida–10.61%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(f)	5.00%	11/15/2061	1,075	704,877
Series 2022 B, RB(f)	6.50%	11/15/2033	100	88,483
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	515	464,684
Broward (County of), FL;
Series 2013 C, RB(b)(c)	5.25%	10/01/2023	2,380	2,394,437
Series 2017, RB(h)(i)(k)	5.00%	10/01/2047	2,645	2,691,314
Series 2019 B, RB(k)	4.00%	09/01/2044	850	801,538
Series 2022 A, RB	4.00%	10/01/2047	3,720	3,641,369
Series 2022, RB	5.00%	01/01/2047	1,715	1,837,395
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,400	3,246,428
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,309,157)(d)(e)(f)	7.75%	05/15/2035	1,046	115,067
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,230	1,252,636
Florida (State of) South Broward Hospital District (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	855	605,847
Florida Development Finance Corp. (Brightline Fllorida Passenger Rail Expansion); Series 2022 A, Ref. RB(c)(f)(k)	7.25%	10/03/2023	850	864,021
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(f)(k)	7.38%	01/01/2049	680	656,712
Gainesville (City of), FL; Series 2019 A, RB	5.00%	10/01/2047	1,250	1,320,065
Gramercy Farms Community Development District; Series 2011, Ref. RB(m)	0.00%	05/01/2039	1,025	533,000
Greater Orlando Aviation Authority;
Series 2017 A, RB(k)	5.00%	10/01/2052	1,805	1,830,395
Series 2019 A, RB(k)	4.00%	10/01/2044	2,250	2,127,641
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	660	578,541
Series 2020 A, Ref. RB	5.75%	08/15/2050	290	246,457
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,070	889,093
Lee (County of), FL;
Series 2021 B, RB(k)	5.00%	10/01/2034	1,060	1,153,041
Series 2022, RB	5.25%	08/01/2049	4,260	4,597,197
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(g)	5.00%	03/15/2052	2,020	2,198,571
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,175	1,175,011
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	958,355
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2048	3,375	3,190,682
Series 2022 A, Ref. RB(k)	5.25%	10/01/2052	1,365	1,439,446
Subseries 2021 A-2, Ref. RB (INS - AGM)(g)	4.00%	10/01/2049	2,565	2,445,744
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	5,630	5,658,559
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2051	4,275	4,583,473
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2023 A, RB	5.00%	10/01/2053	1,025	1,072,022
Orange (County of), FL Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, RB	7.00%	10/01/2025	330	330,706
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2050	$ 2,000	$ 444,948
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2052	460	90,800
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2053	455	84,575
Series 2020 A-2, Ref. RB(j)	0.00%	10/01/2054	390	68,580
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	855	888,153
Reunion East Community Development District; Series 2005, RB(d)(m)	5.80%	05/01/2036	348	4
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,705	1,522,726
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	855	791,317
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	1,149	586,097
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,002,418
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,380	1,362,774
Tampa (City of), FL; Series 2020 A, RB(j)	0.00%	09/01/2049	3,410	925,789
				63,460,988
Georgia–1.71%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,090	2,691,152
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(h)(i)	4.00%	07/01/2044	3,405	3,331,215
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	510	366,280
Main Street Natural Gas, Inc.;
Series 2021 A, RB(c)	4.00%	09/01/2027	1,360	1,354,363
Series 2021 C, RB(c)	4.00%	12/01/2028	1,260	1,250,425
Series 2022 C, RB(c)(f)	4.00%	11/01/2027	1,285	1,238,757
				10,232,192
Hawaii–0.33%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(b)	5.50%	07/01/2043	2,000	2,001,084
Idaho–0.81%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	360	311,030
Series 2017 A, Ref. RB	5.25%	11/15/2037	505	413,870
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	5.25%	08/15/2048	2,565	2,863,005
Spring Valley Community Infrastructure District No. 1; Series 2021, RB(f)	3.75%	09/01/2051	1,705	1,266,001
				4,853,906
Illinois–13.53%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,075	1,094,302
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	435	441,813
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	350	354,681
Series 2012, RB(b)(c)	5.00%	06/12/2023	2,745	2,746,083
Series 2014, RB	5.00%	11/01/2039	880	889,220
Series 2014, Ref. RB(b)(c)	5.00%	01/01/2024	1,200	1,210,690
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,475	3,548,603
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,075	2,200,541
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(k)	5.00%	01/01/2046	865	866,859
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,720	1,771,372
Series 2017 D, RB	5.25%	01/01/2042	1,385	1,441,262
Series 2017 D, RB	5.00%	01/01/2052	1,495	1,527,043
Series 2022 A, RB (INS - AGM)(g)(k)	5.50%	01/01/2053	1,420	1,522,653
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	$ 655	$ 633,038
Series 2018 A, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2032	735	777,309
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	762,500
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	830	786,411
Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(k)	5.50%	01/01/2032	2,770	2,772,023
Series 2014 A, Ref. RB(k)	5.00%	01/01/2041	1,275	1,276,041
Chicago (City of), IL Park District;
Series 2020 C, GO Bonds (INS - BAM)(g)	4.00%	01/01/2042	1,250	1,178,956
Series 2020 D, GO Bonds (INS - BAM)(g)	4.00%	01/01/2036	1,000	987,327
Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	3,485	3,513,211
Illinois (State of);
Series 2013, GO Bonds(b)(c)	5.50%	07/10/2023	2,525	2,530,120
Series 2014, GO Bonds	5.25%	02/01/2034	1,300	1,310,039
Series 2014, GO Bonds	5.00%	05/01/2035	370	372,703
Series 2014, GO Bonds	5.00%	05/01/2036	1,150	1,157,236
Series 2016, GO Bonds	5.00%	11/01/2036	930	955,121
Series 2017 C, GO Bonds	5.00%	11/01/2029	270	287,299
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,825	1,833,553
Series 2017 D, GO Bonds	5.00%	11/01/2024	85	86,487
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,325	1,391,014
Series 2018 A, GO Bonds	6.00%	05/01/2027	780	854,224
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,255	1,344,834
Series 2020, GO Bonds	5.50%	05/01/2039	1,710	1,867,497
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(k)	8.00%	06/01/2032	370	370,303
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(c)	5.00%	09/01/2024	1,470	1,499,673
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	50,918
Series 2019 A, Ref. RB	5.00%	11/01/2049	1,245	978,043
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,140	4,165,789
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,411	814,996
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	909,570
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	153,267
Series 2017, Ref. RB	5.25%	02/15/2037	200	197,104
Series 2017, Ref. RB	5.25%	02/15/2047	850	787,018
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - AGM)(g)(j)	0.00%	12/15/2029	2,800	2,180,662
Series 2015 A, RB	5.50%	06/15/2053	1,800	1,823,508
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	2,055	2,066,464
Illinois (State of) Regional Transportation Authority; Series 2000, RB (INS - NATL)(g)	6.50%	07/01/2030	2,305	2,720,337
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2031	1,235	1,251,091
Series 2014, Ref. RB (INS - AGM)(g)	5.25%	06/15/2032	1,125	1,138,744
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(i)	5.00%	01/01/2038	3,875	3,878,680
Series 2013 A, RB	5.00%	01/01/2038	3,045	3,047,892
Series 2015 A, RB(i)	5.00%	01/01/2040	6,480	6,608,662
				80,934,786
Indiana–1.88%
Indiana (State of) Finance Authority (Franciscan Alliance, Inc. Obligated Group); Series 2016, Ref. RB	5.00%	11/01/2041	2,250	2,289,870
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	162,468
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(b)(c)(k)	5.00%	07/01/2023	500	500,534
Series 2013, RB(b)(c)(k)	5.00%	07/01/2023	2,310	2,312,465
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	2,110	2,070,471
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(k)	5.75%	08/01/2042	245	246,139
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Municipal Power Agency; Series 2013 A, RB(b)(c)	5.25%	07/01/2023	$ 1,500	$ 1,502,082
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(k)	6.75%	01/01/2034	1,500	1,523,720
Whiting (City of), IN (BP Products North America Inc.); Series 2015, RB(c)(k)	4.40%	06/10/2031	630	642,905
				11,250,654
Iowa–1.47%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	1,655	1,190,518
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,425	1,361,010
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)	5.00%	12/01/2042	2,795	2,826,559
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	510	396,202
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,200	1,175,089
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	1,835	1,874,000
				8,823,378
Kansas–0.23%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(b)(c)	5.75%	07/01/2023	1,400	1,402,498
Kentucky–2.50%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(f)(k)	4.70%	01/01/2052	685	637,178
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(o)	4.96%	02/01/2025	720	721,038
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2047	540	539,965
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,130	1,131,777
Series 2015 A, RB	5.00%	07/01/2040	2,030	2,019,713
Series 2015 A, RB	5.00%	01/01/2045	340	331,275
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,290	1,317,062
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,035	1,008,273
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,000	1,046,845
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(b)(c)	5.75%	07/01/2023	1,000	1,001,331
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(g)(h)(i)	5.00%	09/01/2044	3,920	4,205,846
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,002,611
				14,962,914
Louisiana–0.83%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(g)	4.00%	12/01/2042	1,000	974,157
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(f)	3.90%	11/01/2044	905	779,298
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	2,735	2,762,257
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(g)	5.00%	10/01/2043	455	476,173
				4,991,885
Maryland–1.00%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	399	402,669
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	790	798,083
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(b)(c)	5.00%	07/01/2024	1,620	1,645,397
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2051	415	357,172
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(k)	5.25%	06/30/2052	1,565	1,592,515
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	750	721,923
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	550	458,457
				5,976,216
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–2.22%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2023 A-1, RB	5.25%	07/01/2053	$ 3,420	$ 3,841,470
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds); Series 2022 A, Ref. RB	5.00%	07/01/2052	3,590	3,933,707
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	750	626,776
Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	1,225	1,230,329
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2052	1,195	1,243,732
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(f)	5.00%	07/15/2037	245	224,455
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(k)	5.00%	07/01/2040	1,000	1,045,545
Series 2021 E, RB(k)	5.00%	07/01/2046	1,075	1,121,068
				13,267,082
Michigan–4.23%
Academy of Warren; Series 2020 A, RB(f)	5.50%	05/01/2050	250	200,000
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	670	680,709
Detroit (City of), MI Downtown Development Authority (Catalyst Development);
Series 2018 A, Ref. RB (INS - AGM)(g)	5.00%	07/01/2038	1,000	1,004,697
Series 2018 A, Ref. RB (INS - AGM)(g)	5.00%	07/01/2043	1,150	1,153,837
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	690	537,571
Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	330	307,837
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(i)	5.00%	04/15/2041	2,925	3,048,199
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(g)	5.00%	07/01/2030	2,785	2,813,898
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	640	647,250
Series 2014 D-1, Ref. RB (INS - AGM)(g)	5.00%	07/01/2035	1,250	1,264,291
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	640	648,809
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	1,670	1,711,278
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	158,221
Series 2020, Ref. RB	5.00%	06/01/2045	495	430,619
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2017 MI, RB(b)(h)(i)	5.00%	12/01/2046	3,980	4,063,086
Series 2017, Ref. RB	4.00%	12/01/2040	870	853,424
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,985	2,042,954
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(c)(k)	4.00%	10/01/2026	1,725	1,712,185
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(k)	5.00%	12/31/2032	750	775,407
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB(k)	5.00%	12/01/2047	1,250	1,272,727
				25,326,999
Minnesota–0.35%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	310	236,486
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	375,028
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	615	624,196
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	501,176
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	349,571
				2,086,457
Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,135	714,785
Missouri–2.08%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,294,255
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(k)	5.00%	03/01/2046	$ 4,815	$ 4,953,965
Series 2019 B, RB (INS - AGM)(g)(k)	5.00%	03/01/2049	1,020	1,046,042
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	520	390,695
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	969,847
Series 2019, Ref. RB	5.00%	02/01/2048	335	302,890
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,885	1,712,242
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(f)	6.00%	10/01/2049	780	762,768
				12,432,704
Nebraska–2.15%
Central Plains Energy Project (No. 3);
Series 2017 A, Ref. RB	5.00%	09/01/2034	210	225,088
Series 2017 A, Ref. RB	5.00%	09/01/2042	3,815	3,890,856
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,502,768
Omaha (City of), NE Public Power District;
Series 2022 A, RB	5.25%	02/01/2052	4,420	4,904,271
Series 2022, RB(h)(i)	5.25%	02/01/2052	2,125	2,357,823
				12,880,806
Nevada–0.69%
Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2044	3,760	3,678,825
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(f)	2.75%	06/15/2028	485	449,675
				4,128,500
New Hampshire–0.52%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	310	298,142
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,686	1,626,093
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,125	1,155,747
				3,079,982
New Jersey–4.11%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(k)	5.13%	09/15/2023	245	245,121
Series 2012, RB(k)	5.75%	09/15/2027	500	501,249
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	4.00%	06/15/2035	700	709,924
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(k)	5.13%	01/01/2034	1,250	1,257,965
Series 2013, RB(k)	5.38%	01/01/2043	2,620	2,627,786
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,910	3,622,989
New Jersey (State of) Transportation Trust Fund Authority;
Series 2014, RB	5.00%	06/15/2030	945	1,020,614
Series 2015 AA, RB	5.25%	06/15/2033	1,545	1,588,574
Series 2015 AA, RB	4.75%	06/15/2035	655	664,865
Series 2018 A, RN(h)(i)	5.00%	06/15/2029	1,625	1,699,284
Series 2018 A, RN(h)(i)	5.00%	06/15/2030	555	579,722
Series 2018 A, RN(h)(i)	5.00%	06/15/2031	1,020	1,063,756
Series 2021 A, Ref. RB	5.00%	06/15/2033	505	561,519
Series 2022, RB	5.25%	06/15/2046	1,455	1,568,739
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(b)(k)	5.00%	12/01/2023	135	135,044
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,990	3,064,747
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,710	1,779,468
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,880	1,889,068
				24,580,434
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–0.51%
New Mexico (State of) Finance Authority; Series 2023 A-2, RB	5.25%	06/01/2053	$ 3,010	$ 3,073,481
New York–22.16%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(f)(k)	5.25%	12/31/2033	400	367,316
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,775	2,529,950
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	2,570	2,521,889
Series 2017 A, Ref. RB (INS - AGM)(g)	4.00%	02/15/2047	810	793,136
Metropolitan Transportation Authority (Bidding Group 1); Series 2022 A, RB	4.00%	11/15/2043	730	710,240
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	615	617,938
Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	532,694
Series 2020 A-1, RB (INS - AGM)(g)	4.00%	11/15/2041	2,035	2,003,563
Series 2020 A-1, RB (INS - BAM)(g)	4.00%	11/15/2053	400	381,506
Series 2020 C-1, RB	5.25%	11/15/2055	1,365	1,409,693
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(k)	4.00%	07/15/2055	2,390	2,191,279
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	1,675	1,763,861
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,515	2,702,554
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	1,000	1,072,731
Series 2022-XM1009, GO Bonds(i)	5.25%	05/01/2041	2,500	2,814,399
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,535	1,706,056
Subseries 2022 D-1, GO Bonds(i)	5.25%	05/01/2039	1,320	1,499,205
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(g)	3.00%	01/01/2046	2,565	1,970,540
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	1,705	1,661,959
Series 2022, RB(i)	5.00%	06/15/2051	5,135	5,505,917
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	875	858,652
Series 2021 B-1, RB	4.00%	08/01/2045	2,145	2,105,163
Series 2023 F-1, RB	4.00%	02/01/2051	2,585	2,503,954
Subseries 2013, RB(i)	5.00%	11/01/2038	10,155	10,182,123
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(g)	5.00%	10/01/2024	225	225,371
Series 2014 C, RB	5.00%	03/15/2040	5,655	5,709,454
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,265	1,376,262
Series 2018 E, RB(i)	5.00%	03/15/2045	5,850	6,212,251
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	479,454
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	584,016
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,710	3,459,365
New York (State of) Power Authority; Series 2020 A, RB(i)	4.00%	11/15/2045	3,740	3,702,518
New York (State of) Power Authority (Green Bonds); Series 2020, RB(i)	4.00%	11/15/2055	4,265	4,093,482
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,505	5,220,183
Series 2019 B, RB (INS - AGM)(g)(h)(i)	4.00%	01/01/2050	2,670	2,571,409
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,535	2,488,568
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	290	261,705
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,240	3,354,111
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	5,880	5,773,600
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,410	3,352,135
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(k)	5.25%	08/01/2031	580	598,214
Series 2020, Ref. RB(k)	5.38%	08/01/2036	965	974,346
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(k)	5.00%	08/01/2026	1,415	1,416,746
Series 2016, Ref. RB(k)	5.00%	08/01/2031	1,360	1,361,846
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(k)	5.00%	01/01/2033	$ 2,145	$ 2,212,052
Series 2018, RB(k)	5.00%	01/01/2034	2,070	2,131,430
Series 2018, RB(k)	5.00%	01/01/2036	985	1,004,138
Series 2020, RB(k)	5.00%	10/01/2035	250	259,758
Series 2020, RB(k)	5.00%	10/01/2040	2,045	2,072,024
Series 2020, RB(k)	4.38%	10/01/2045	1,195	1,133,659
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(k)	5.00%	07/01/2046	3,310	3,223,901
Series 2016 A, RB(k)	5.25%	01/01/2050	1,810	1,803,169
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(k)	5.00%	12/01/2036	1,005	1,059,137
Series 2022, RB(k)	5.00%	12/01/2038	610	636,755
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	890	863,555
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,775	1,804,361
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	765	815,915
Series 2021 A, RB	5.00%	11/15/2056	1,145	1,211,216
Series 2022 C, RB	5.00%	05/15/2047	3,015	3,259,198
Series 2022, RB(i)	5.00%	05/15/2051	3,135	3,352,809
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,290	2,150,481
				132,614,912
North Carolina–0.81%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2022, RB	4.00%	07/01/2047	830	806,407
Greater Asheville Regional Airport Authority;
Series 2023, RB (INS - AGM)(g)(k)	5.00%	07/01/2035	1,000	1,105,239
Series 2023, RB (INS - AGM)(g)(k)	5.00%	07/01/2036	375	410,331
Series 2023, RB (INS - AGM)(g)(k)	5.00%	07/01/2038	840	906,261
Series 2023, RB (INS - AGM)(g)(k)	5.25%	07/01/2039	350	384,281
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(k)	5.00%	06/30/2054	1,255	1,207,340
				4,819,859
North Dakota–0.56%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	2,400	1,935,250
Series 2017 C, RB	5.00%	06/01/2053	1,780	1,387,355
				3,322,605
Ohio–5.39%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,695	2,725,034
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	480	455,994
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,380	4,778,821
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,015	7,425,965
Series 2020 B-3, Ref. RB(j)	0.00%	06/01/2057	8,765	976,653
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(f)	6.50%	01/01/2034	1,150	1,152,055
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(k)	5.38%	09/15/2027	815	817,492
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(f)	5.00%	06/01/2028	650	649,435
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,730	1,757,250
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,380	1,511,604
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,685	1,856,181
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	2,525	2,200,725
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,411,179)(e)(f)	6.00%	04/01/2038	1,440	504,000
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,935	1,731,395
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,555	2,271,960
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(c)(k)	2.60%	10/01/2029	$ 1,000	$ 869,313
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(f)(k)	4.25%	01/15/2038	600	570,434
				32,254,311
Oklahoma–2.42%
Edmond Public Works Authority;
Series 2017, RB(i)	5.00%	07/01/2042	2,780	2,948,126
Series 2017, RB(i)	5.00%	07/01/2047	3,265	3,444,758
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	3,860	3,528,002
Series 2018 B, RB	5.50%	08/15/2057	1,255	1,132,558
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(d)	5.00%	08/01/2052	1,990	1,990
Oklahoma (State of) Water Resources Board; Series 2022 B, RB	5.00%	10/01/2047	1,620	1,789,073
Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023, RB	4.00%	04/01/2048	730	716,342
Series 2023, RB	4.13%	04/01/2053	905	890,621
				14,451,470
Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023, RB(f)	6.00%	10/05/2040	855	855,000
Oregon–1.24%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	510	469,415
Oregon (State of); Series 2019, GO Bonds(h)(i)	5.00%	08/01/2044	3,410	3,670,639
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(k)	5.50%	07/01/2048	1,455	1,590,229
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(k)	5.00%	07/01/2052	1,635	1,689,658
				7,419,941
Pennsylvania–3.92%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	855	766,016
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 C, RB	5.00%	05/15/2037	1,000	970,650
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(g)(j)	0.00%	10/01/2036	700	384,421
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2027	750	720,246
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	525	543,176
Series 2021, RB	5.00%	11/01/2051	695	712,114
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(k)	5.25%	06/30/2053	2,055	2,107,804
Series 2022, RB (INS - AGM)(g)(k)	5.00%	12/31/2057	1,025	1,048,739
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2037	685	677,721
Series 2023 A-2, RB	4.00%	05/15/2048	555	516,727
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,010	1,039,593
Series 2014 A-2, RB(l)	5.13%	12/01/2039	1,000	999,793
Series 2019 A, RB	5.00%	12/01/2049	225	235,147
Series 2020 B, RB	5.00%	12/01/2050	610	641,259
Series 2021 A, RB	4.00%	12/01/2050	1,275	1,185,897
Pennsylvania Higher Education Assistance Agency (Senior Bonds);
Series 2023 A, RB(k)	5.00%	06/01/2029	505	534,294
Series 2023 A, RB(k)	5.00%	06/01/2030	700	748,773
Series 2023 A, RB(k)	5.00%	06/01/2031	760	815,926
Series 2023 A, RB(k)	5.00%	06/01/2032	890	958,468
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(k)	5.00%	07/01/2042	3,200	3,262,571
Series 2017 B, Ref. RB(k)	5.00%	07/01/2047	1,380	1,399,844
Series 2021, Ref. RB (INS - AGM)(g)(k)	4.00%	07/01/2039	1,000	962,465
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	$ 1,705	$ 1,829,345
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(f)	5.00%	06/15/2050	405	384,853
				23,445,842
Puerto Rico–6.02%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,095	3,095,129
Series 2002, RB	5.63%	05/15/2043	1,520	1,528,626
Series 2005 A, RB(j)	0.00%	05/15/2050	6,050	1,079,020
Series 2005 B, RB(j)	0.00%	05/15/2055	2,600	267,154
Series 2008 A, RB(j)	0.00%	05/15/2057	15,290	1,031,749
Series 2008 B, RB(j)	0.00%	05/15/2057	38,355	2,125,078
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,195	1,250,450
Subseries 2022, RN	0.00%	11/01/2043	1,621	792,517
Subseries 2022, RN	0.00%	11/01/2051	3,628	1,754,916
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	1,825	1,803,722
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2033	750	744,005
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	660	648,398
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 A, RB	5.00%	07/01/2062	1,710	1,643,737
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2027	455	383,098
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,525	1,169,014
Series 2018 A-1, RB(j)	0.00%	07/01/2033	2,495	1,560,489
Series 2018 A-1, RB(j)	0.00%	07/01/2046	8,440	2,280,900
Series 2018 A-1, RB(j)	0.00%	07/01/2051	11,005	2,191,662
Series 2018 A-1, RB	4.75%	07/01/2053	1,875	1,738,612
Series 2018 A-1, RB	5.00%	07/01/2058	7,435	7,122,340
Series 2019 A-2, RB	4.33%	07/01/2040	1,965	1,825,349
				36,035,965
Rhode Island–0.55%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	1,105	1,121,554
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,210	2,170,794
				3,292,348
South Carolina–0.83%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	956,701
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(c)	5.25%	08/01/2023	1,600	1,604,578
South Carolina (State of) Ports Authority; Series 2015, RB(b)(c)(k)	5.25%	07/01/2025	1,140	1,175,021
South Carolina (State of) Public Service Authority; Series 2014 C, Ref. RB	5.00%	12/01/2046	1,215	1,216,828
				4,953,128
South Dakota–0.38%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,240	2,256,459
Tennessee–2.69%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,275	1,299,990
Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,905	1,818,234
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,835	1,907,504
Knox (County of), TN & Knoxville (City of), TN Sports Authority (Multi-Use Stadium); Series 2023 A, RB	6.00%	12/01/2054	2,125	2,441,046
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,235	3,076,753
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(k)	5.00%	07/01/2043	1,245	1,280,902
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(k)	5.00%	07/01/2054	$ 580	$ 594,256
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2036	1,000	1,003,011
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(c)	5.00%	11/01/2031	2,555	2,669,773
				16,091,469
Texas–15.57%
Austin (City of), TX;
Series 2023, Ref. RB	5.00%	11/15/2035	1,510	1,765,315
Series 2023, Ref. RB	5.00%	11/15/2039	1,195	1,347,854
Series 2023, Ref. RB	5.25%	11/15/2053	2,220	2,457,358
Central Texas Regional Mobility Authority;
Series 2020 B, Ref. RB	5.00%	01/01/2045	300	313,692
Series 2020 E, RB	4.00%	01/01/2050	1,500	1,374,288
Series 2021 B, RB	5.00%	01/01/2046	1,030	1,082,005
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,235	1,173,265
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,710	1,734,868
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2014 A, Ref. RB(k)	5.25%	11/01/2026	1,000	1,004,044
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,325	4,113,460
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,100	2,927,060
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	2,275	2,188,608
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGM)(g)	4.25%	10/01/2053	1,455	1,386,665
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,315	1,234,744
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	1,370	1,375,829
Houston (City of), TX; Series 2021 A, RB(k)	4.00%	07/01/2036	1,250	1,229,653
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(k)	4.75%	07/01/2024	1,795	1,795,653
Series 2021 A, RB(k)	4.00%	07/01/2041	600	523,919
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(k)	5.00%	07/15/2028	505	511,877
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(c)(f)	5.50%	08/15/2024	1,360	1,391,153
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	1,890	1,782,400
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,199,644
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,195	1,321,329
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(f)(k)	4.63%	10/01/2031	3,150	3,053,425
Montgomery Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	900	876,712
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	2,160	2,071,853
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook);
Series 2017 B, RB(d)	4.75%	07/01/2042	1,115	501,750
Series 2017 B, RB(d)	5.00%	07/01/2052	595	267,750
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	75	57,853
Series 2021, RB	2.00%	11/15/2061	1,879	767,404
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	815	656,326
Series 2016, Ref. RB	5.00%	07/01/2046	665	475,885
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(g)	5.00%	04/01/2046	1,200	1,203,652
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(f)	4.00%	08/15/2051	1,030	753,618
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	505	453,565
Series 2017, Ref. RB	5.00%	01/01/2047	630	550,299
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2028	1,005	973,418
Series 2018, Ref. RB	5.00%	10/01/2031	600	567,077
Series 2020, RB	5.25%	10/01/2055	2,550	1,975,881
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Antonio (City of), TX;
Series 2023 A, Ref. RB	5.25%	02/01/2046	$ 1,795	$ 1,984,003
Series 2023 A, Ref. RB	5.50%	02/01/2050	1,325	1,501,092
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	820	814,188
Series 2023, GO Bonds	4.25%	08/15/2053	2,315	2,277,603
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(i)	5.00%	02/15/2047	3,530	3,602,090
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,830	2,532,891
Series 2016, Ref. RB	5.00%	05/15/2045	1,380	1,141,091
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB(d)	5.75%	02/15/2025	440	242,000
Series 2017 A, RB(d)	6.38%	02/15/2048	1,985	1,091,750
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	79,229
Series 2020, Ref. RB	6.75%	11/15/2051	85	76,537
Series 2020, Ref. RB	6.88%	11/15/2055	85	77,138
Texas (State of) Transportation Commission; Series 2019, RB(j)	0.00%	08/01/2042	2,290	832,650
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(j)	0.00%	08/15/2036	3,555	1,906,029
Series 2015 B, Ref. RB(j)	0.00%	08/15/2037	1,210	613,712
Series 2015 C, Ref. RB	5.00%	08/15/2042	6,985	7,014,462
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,455	1,403,880
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,475	3,611,788
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(k)	5.00%	12/31/2055	1,170	1,133,607
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(k)	7.00%	12/31/2038	1,500	1,510,117
Texas Water Development Board; Series 2022, RB(i)	5.00%	10/15/2047	3,405	3,736,149
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,512
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	2,520	2,338,483
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(g)	4.00%	02/15/2053	3,420	3,187,470
				93,158,622
Utah–3.42%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(f)	4.00%	03/01/2051	500	375,433
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	359,928
Salt Lake City (City of), UT;
Series 2021 A, RB(k)	5.00%	07/01/2046	855	888,099
Series 2021 A, RB(k)	5.00%	07/01/2051	455	469,560
University of Utah (The); Series 2013 A, RB(b)(c)(i)	5.00%	08/01/2043	14,235	14,271,183
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,070	1,922,516
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,065	1,016,692
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,135	1,151,610
				20,455,021
Virginia–2.66%
Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	2,585	2,586,248
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,160	2,079,086
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(f)	5.00%	09/01/2045	340	315,018
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB(d)	5.00%	09/01/2050	335	209,214
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(k)	5.00%	01/01/2037	2,895	2,996,330
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(k)	5.00%	12/31/2052	545	550,100
Series 2022, Ref. RB(k)	5.00%	12/31/2057	1,670	1,678,920
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(k)	5.00%	12/31/2049	$ 1,190	$ 1,184,058
Series 2017, RB(k)	5.00%	12/31/2056	4,405	4,334,359
				15,933,333
Washington–2.44%
City of Tacoma WA Sewer Revenue; Series 2023, RB(i)	4.00%	12/01/2047	2,830	2,729,099
Kalispel Tribe of Indians; Series 2018 A, RB(f)	5.00%	01/01/2032	1,390	1,429,616
Washington (State of); Series 2019 A, GO Bonds(i)	5.00%	08/01/2042	1,910	2,034,943
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	855	856,835
Series 2018, RB	5.00%	07/01/2048	3,555	3,586,454
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	440	338,707
Series 2016 A, Ref. RB(f)	5.00%	07/01/2051	365	272,593
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,233	1,128,689
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,224,185
				14,601,121
West Virginia–0.45%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(f)	7.50%	06/01/2043	850	919,047
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,820	1,764,465
				2,683,512
Wisconsin–4.52%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(g)(j)	0.00%	12/15/2050	6,645	1,684,665
Series 2020 D, RB (INS - AGM)(g)(j)	0.00%	12/15/2060	30,035	4,471,881
Series 2022, RB(f)	5.25%	12/15/2061	1,735	1,735,085
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	850	587,471
Series 2021, RB	4.00%	08/15/2051	2,850	2,498,593
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,555	2,361,647
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,565	1,422,323
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)(f)	6.75%	08/01/2031	640	416,000
Series 2017, RB(f)	6.75%	12/01/2042	2,190	1,885,448
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(f)	6.13%	02/01/2050	425	367,984
Series 2022 A, RB(f)	6.13%	02/01/2050	460	398,288
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2046	3,840	3,872,017
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(f)	5.13%	06/15/2039	630	603,084
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.38%	01/01/2048	665	408,975
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,710	1,736,920
Series 2018 A, RB	5.35%	12/01/2045	1,710	1,699,293
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	916,125
				27,065,799
Wyoming–0.57%
University of Wyoming; Series 2021 C, RB (INS - AGM)(g)	4.00%	06/01/2044	1,085	1,045,033
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming–(continued)
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(i)	5.00%	01/01/2027	$ 2,250	$ 2,393,907
				3,438,940
Total Municipal Obligations (Cost $979,023,079)				955,459,527
			Shares
Exchange-Traded Funds–0.09%
Invesco Municipal Strategic Income ETF (Cost $517,081)(p)			10,149	507,214
TOTAL INVESTMENTS IN SECURITIES(q)–159.77% (Cost $979,540,160)				955,966,741
FLOATING RATE NOTE OBLIGATIONS–(15.13)%
Notes with interest and fee rates ranging from 3.45% to 4.55% at 05/31/2023 and contractual maturities of collateral ranging from 09/15/2028 to 11/15/2055(r)				(90,510,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(45.67)%				(273,282,445)
OTHER ASSETS LESS LIABILITIES–1.03%				6,174,873
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$598,349,169
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $4,360,525, which represented less than 1% of the Trust’s Net Assets.
(e)	Restricted security. The aggregate value of these securities at May 31, 2023 was $2,134,067, which represented less than 1% of the Trust’s Net Assets.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $51,075,113, which represented 8.54% of the Trust’s Net Assets.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $23,173,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(i)	Underlying security related to TOB Trusts entered into by the Trust.
(j)	Zero coupon bond issued at a discount.
(k)	Security subject to the alternative minimum tax.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(p)	Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2023	Dividend Income
Invesco Municipal Strategic Income ETF	$505,375	$-	$-	$1,839	$-	$507,214	$5,190

See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

(q)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.17%

(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Trust’s investments with a value of $134,009,523 are held by TOB Trusts and serve as collateral for the $90,510,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$954,340,426	$1,119,101	$955,459,527
Exchange-Traded Funds	507,214	—	—	507,214
Total Investments in Securities	507,214	954,340,426	1,119,101	955,966,741
Other Investments - Assets
Investments Matured	—	88	—	88
Total Investments	$507,214	$954,340,514	$1,119,101	$955,966,829
Invesco Trust for Investment Grade Municipals